DERIVATIVE INSTRUMENTS - Disclosure of (gains) losses associated with derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Losses associated with derivatives	$ 13,008	$ (1,937)
Copper put option contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options	14,511	(4,361)
Unrealized (gain) loss on options	(1,064)	1,853
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options	(470)	602
Unrealized (gain) loss on options	$ 31	$ (31)